Cover	May 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity File Number	000-52776
Entity Registrant Name	Appgate, Inc.
Entity Central Index Key	0001353538
Entity Tax Identification Number	20-3547231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Alhambra Plaza,
Entity Address, Address Line Two	Suite PH-1-B,
Entity Address, City or Town	Coral Gables,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	866
Local Phone Number	524-4782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false